Earnings Per Share (Average Common shares Outstanding Basic and Diluted) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Diluted	337.0	338.8	338.3
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 2,192	$ 1,459	$ 1,679
Net Income (Loss) Attributable to Noncontrolling Interest	(33)	0	(27)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	2,159	1,459	1,652
Income from Discontinued Operations, Net of Income Taxes	386	305	282
Net Income	$ 2,545	$ 1,764	$ 1,934
Weighted Average Number of Shares Outstanding, Basic	335.6	337.8	337.4
Incremental Common Shares Attributable to Dilutive Effect of Share-Based Payment Arrangements	1.4	1.0	0.9
Income (Loss) from Continuing Operations, Per Basic Share	$ 6.43	$ 4.32	$ 4.90
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	1.15	0.90	0.83
Basic Earnings per Share	7.58	5.22	5.73
Income (Loss) from Continuing Operations, Per Diluted Share	6.41	4.31	4.89
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	1.14	0.90	0.83
Diluted Earnings per Share	$ 7.55	$ 5.21	$ 5.72